April 15, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:

JF China Region Fund, Inc.

File No. 811-06686

Ladies and Gentlemen:

On behalf of JF China Region Fund, Inc. (the “Fund”), I hereby transmit for filing pursuant to the requirements of Rule 14a-6(b) under the Securities Exchange Act of 1934 the following definitive proxy materials:

1.

Chairman’s Letter;

2.

Notice of Annual Meeting of Stockholders;

3.

Proxy Statement; and

4.

Form of Proxy Card.

The aforementioned Proxy Statement incorporates responses to comments provided to Ms. Lori B. O’Brien, Esq., of JP Morgan Investor Services Co., by Mr. Edward Bartz, of the Securities and Exchange Commission, on Thursday, April 14, 2011.

These definitive proxy materials relate to the annual meeting of stockholders of the Fund to be held on May 12, 2011, at which stockholders will be asked to: (1) elect one director of the Fund, and; (2) consider an amendment to the Fund’s Investment Policies. The Fund plans to mail the Chairman’s letter, notice, proxy statement and proxy card to stockholders on or about April 19, 2011. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

Please contact me at (617) 366-0668 with any questions or comments.

Very truly yours,

/s/Charles J. Daly

Charles J. Daly

Vice President and Senior Regulatory Administration Advisor

Enclosures

cc:

Chris Legg

With respect to these definitive materials, we affirm that:

1.)

The Fund is responsible for the adequacy and accuracy of the disclosure in the filings.

2.)

Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing.

3.)

The Fund may not assert Staff comments as a defense in any proceeding initiated by the Commission or any other person under the Federal Securities Laws.